Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	687,156,815.41	34,768
Yield Supplement Overcollateralization Amount 11/30/23	64,277,010.97	0
Receivables Balance 11/30/23	751,433,826.38	34,768
Principal Payments	25,315,045.08	674
Defaulted Receivables	643,569.19	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	61,270,887.88	0
Pool Balance at 12/31/23	664,204,324.23	34,067

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.96%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	9,410,678.80	369
Past Due 61-90 days	2,513,840.29	91
Past Due 91-120 days	590,198.88	27
Past Due 121+ days	0.00	0
Total	12,514,717.97	487

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	360,313.25
Aggregate Net Losses/(Gains) - December 2023	283,255.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.45%
Prior Net Losses/(Gains) Ratio	0.63%
Second Prior Net Losses/(Gains) Ratio	0.44%
Third Prior Net Losses/(Gains) Ratio	0.46%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	5,977,838.92
Actual Overcollateralization	5,977,838.92
Weighted Average Contract Rate	5.70%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	51.95

Flow of Funds	$ Amount
Collections	29,090,948.61
Investment Earnings on Cash Accounts	27,043.25
Servicing Fee	(626,194.86)
Transfer to Collection Account	-
Available Funds	28,491,797.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,682,363.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	1,648,079.84
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,977,838.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,871,028.85

Total Distributions of Available Funds	28,491,797.00

Servicing Fee	626,194.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	680,972,404.07
Principal Paid	22,745,918.76
Note Balance @ 01/16/24	658,226,485.31

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2a
Note Balance @ 12/15/23	181,023,549.93
Principal Paid	15,951,298.23
Note Balance @ 01/16/24	165,072,251.70
Note Factor @ 01/16/24	63.9220306%

Class A-2b
Note Balance @ 12/15/23	77,108,854.14
Principal Paid	6,794,620.53
Note Balance @ 01/16/24	70,314,233.61
Note Factor @ 01/16/24	63.9220306%

Class A-3
Note Balance @ 12/15/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	279,880,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-4
Note Balance @ 12/15/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	97,610,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	30,230,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	15,120,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,874,849.39
Total Principal Paid	22,745,918.76
Total Paid	25,620,768.15

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	781,418.32
Principal Paid	15,951,298.23
Total Paid to A-2a Holders	16,732,716.55

Class A-2b
SOFR Rate	5.33844%
Coupon	5.76844%
Interest Paid	395,375.82
Principal Paid	6,794,620.53
Total Paid to A-2b Holders	7,189,996.35

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8530804
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5736816
Total Distribution Amount	25.4267620

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.0259384
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.7692775
Total A-2a Distribution Amount	64.7952159

A-2b Interest Distribution Amount	3.5943256
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.7692775
Total A-2b Distribution Amount	65.3636031

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	72.46
Noteholders' Third Priority Principal Distributable Amount	664.73
Noteholders' Principal Distributable Amount	262.81

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	5,038,175.22
Investment Earnings	22,505.52
Investment Earnings Paid	(22,505.52)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,209,826.40	4,925,559.38	5,004,849.52
Number of Extensions	186	161	169
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	0.63%	0.62%